Borrowings	12 Months Ended
Mar. 28, 2021
Disclosure of detailed information about financial instruments [abstract]
Borrowings	Borrowings
Short-term borrowings
On July 18, 2019, a subsidiary of the Company in Greater China entered into an uncommitted loan facility in the amount of RMB 160.0m. The facility includes a non-financial bank guarantee facility in the amount of RMB 10.0m. The term of each draw on the loan is one, three or six months or such other period as agreed upon and shall not exceed twelve months (including any extension or rollover). The interest rate is equal to 105% of the applicable People's Bank of China Benchmark Lending Rate and payable at one, three or six months, depending on the term of each draw. The facility is guaranteed by the Company and proceeds drawn on the facility will be used to support working capital requirements. As at March 28, 2021, the Company had no amounts owing on the facility (March 29, 2020 - $nil).
Revolving facility
The Company has an agreement with a syndicate of lenders for a senior secured asset-based credit facility consisting of (i) a revolving credit facility in the amount of $417.5m (the "Existing Revolving Facility"), with an increase in commitments to $467.5m during the peak season (June 1 - November 30) (February 24, 2020 to May 25, 2020 - $467.5m with an increase to $517.5m during the peak season, May 10, 2019 to February 23, 2020 - $300.0m, with an increase to $350.0m during the peak season), and (ii) a first-in, last-out (“FILO”) revolving facility in the amount of $50.0m (the "FILO revolving facility"). Amounts owing can be drawn in Canadian dollars, U.S. dollars, euros, British pounds sterling or other currencies. The revolving facility matures on June 3, 2024 and the FILO revolving facility matures on May 25, 2021. Amounts owing under the revolving facility may be borrowed, repaid and re-borrowed for general corporate purposes.
The revolving facility has multiple interest rate charge options that are based on the Canadian prime rate, Banker's Acceptance rate, the lenders' Alternate Base Rate, European Base Rate, LIBOR rate, or EURIBOR rate plus an applicable margin, with interest payable quarterly or at the end of the then current interest period (whichever is earlier). The Company has pledged substantially all of its assets as collateral for the revolving facility. The revolving facility contains financial and non-financial covenants which could impact the Company’s ability to draw funds.
As at March 28, 2021 and March 29, 2020, the Company had repaid all amounts owing on the revolving facility and related deferred financing charges in the amounts of $1.7m and $1.7m respectively, were included in other long-term liabilities. As at and during the year ended March 28, 2021, the Company was in compliance with all covenants.
The revolving credit commitment also includes a letter of credit commitment in the amount of $25.0m, with a $5.0m sub-commitment for letters of credit issued in a currency other than Canadian dollars, U.S. dollars, euros or British pounds sterling, and a swingline commitment for $25.0m. As at March 28, 2021, the Company had letters of credit outstanding under the revolving facility of $5.0m (March 29, 2020 - $5.7m). The Company had unused borrowing capacity available under the revolving facility of $181.2m as at March 28, 2021 (March 29, 2020 - $226.6m).
Amendments to revolving facility
On May 26, 2020, the Company entered into a further amendment to the revolving facility to increase its ability to borrow against the borrowing base by up to $50.0m. Borrowings under the Existing Revolving Facility were transferred to the FILO Revolving Facility on the transaction date and future amounts are drawn in priority on the FILO Revolving Facility. Amounts drawn on the FILO Revolving Facility are subject to an interest rate charge that is 2.00% higher than the Existing Revolving Facility. The FILO Revolving Facility matures on May 25, 2021 and upon maturity, the credit commitments on the Existing Revolving Facility will be restored, resulting in no net change in aggregate commitments under the revolving facility. Transaction costs are amortized over the term of the facility.
Term loan
The Company has a senior secured loan agreement with a syndicate of lenders that is secured on a split collateral basis alongside the revolving facility, with an aggregate principal amount owing of US$300.0m (March 29, 2020 - US$113.8m). The term loan bears the interest rate of LIBOR plus an applicable margin of 4.25%, provided that LIBOR may not be less than 0.75%, payable quarterly in arrears. The term loan matures on October 7, 2027 and US$0.8m of the principal amount is repayable quarterly beginning on March 31, 2021. Voluntary prepayments of amounts owing under the term loan may be made at any time without premium or penalty (except LIBOR breakage costs and a call premium in the case of certain repricing events prior to April 7, 2021), but once repaid may not be reborrowed. The Company has pledged substantially all of its assets as collateral for the term loan. The term loan contains financial and non-financial covenants which could impact the Company’s ability to draw funds. As at and during the year ended March 28, 2021, the Company was in compliance with all covenants.
As the term loan is denominated in U.S. dollars, the Company remeasures the outstanding balance plus accrued interest at each balance sheet date.
The amount outstanding with respect to the term loan is as follows:

	March 28, 2021	March 29, 2020
	$	$
Term loan	377.3	159.3
Unamortized portion of deferred transaction costs	(5.8)	(1.2)
Original issue discount	(3.7)	—
	367.8	158.1
Amendment to the term loan facility
On October 7, 2020, the Company entered into a refinancing amendment to its existing term loan facility to increase the aggregate principal amount to US$300.0m from US$113.8m. The Company accounted for the amendment to the term loan as a debt extinguishment due to the significant changes to the terms. As a result, deferred financing costs of $1.1m on the existing term loan facility were written-off. In connection with the amendment, the Company incurred transaction costs of US$4.7m and an original issue discount of US$3.0m, which are being amortized using the effective interest rate method over the new term to maturity.
Hedging transactions on term loan
The Company enters into derivative transactions to hedge a portion of its exposure to foreign currency exchange risk and interest rate risk related to the term loan denominated in U.S. dollars. Following the refinancing of the term loan on October 7, 2020, the cross-currency swap designated and accounted for as a cash flow hedge in relation to the previous term loan was deemed ineffective; however, the other designated hedge transactions remained effective.
On October 30, 2020, the Company terminated its existing derivative contracts associated with the previous term loan and entered into new derivative transactions to better align with the refinancing amendment to the term loan. The Company entered into a five-year interest rate swap by selling US$270.0m, floating rate debt bearing interest at LIBOR plus an applicable margin 4.25% as measured on the trade date, provided that LIBOR may not be less than 0.75%, for a fixed rate debt bearing interest at a rate of 5.20%. The interest rate swap was designated at inception and accounted for as a cash flow hedge, and to the extent that the hedge remains effective, unrealized gains and losses will be included in other comprehensive income until reclassified to the statement of income as the hedged interest payments and principal repayments (or periodic remeasurements) impact net income.
The Company also entered into a five-year forward exchange contract by selling $368.5m and receiving US$270.0m as measured on the trade date, to fix the foreign exchange risk on a portion of the term loan borrowings. Unrealized gains and losses in the fair value of the forward contract are recognized in SG&A expenses in the statement of income, which offset the unrealized gains and losses recognized on the principal of the term loan that are also recognized in SG&A expenses.
Net interest, finance and other costs
Net interest, finance and other costs consist of the following:

	Year ended
	March 28, 2021	March 29, 2020	March 31, 2019
	$	$	$
Interest expense
Short-term borrowings	0.2	0.2	—
Revolving facility	3.1	3.7	2.4
Term loan	14.4	8.7	11.7
Lease liabilities	9.5	8.4	—
Standby fees	1.4	0.8	0.6
Acceleration of unamortized costs on debt extinguishment	1.1	7.0	—
Interest income	(0.7)	(0.4)	(0.5)
Other costs	1.9	—	—
Net interest, finance and other costs	30.9	28.4	14.2